Average Annual Total Returns - ProShares RAFI Long Short	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	FTSE RAFI US 1000 Long/Short Total Return Index OneYear		FTSE RAFI US 1000 Long/Short Total Return Index FiveYears		FTSE RAFI US 1000 Long/Short Total Return Index TenYears
Total	(10.31%)	(3.06%)	(1.58%)	(10.64%)	(3.45%)	(1.90%)	(5.86%)	(2.26%)	(1.13%)	(9.53%)	[1],[2]	(2.07%)	[1],[2]	(0.50%)	[1],[2]

[1]	Index performance through February 29, 2016 reflects the performance of the RAFI® US Equity Long/Short Index. Index performance beginning on March 1, 2016 reflects the performance of the FTSE RAFI US 1000 Long/Short Total Return Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.